Financial Risk Management and Financial Instruments - Additional Information (Detail)	Dec. 31, 2017 EUR (€)
Disclosure of detailed information about financial instruments [line items]
Increase Decrease In Foreign Currency Exchange Rate	10.00%
Provisions for doubtful accounts	€ 0
Danish Kroner (DKK) [member]
Disclosure of detailed information about financial instruments [line items]
Foreign currency target percentage	4.50%
US Dollars (USD) [member]
Disclosure of detailed information about financial instruments [line items]
Increase Decrease In Foreign Currency Exchange Rate	10.00%
British Pounds (GBP) [member]
Disclosure of detailed information about financial instruments [line items]
Increase Decrease In Foreign Currency Exchange Rate	10.00%
Ten percentage strengthening in foreign currency USD against EUR [member]
Disclosure of detailed information about financial instruments [line items]
Increase Decrease In Foreign Currency Exchange Rate	10.00%
Ten percentage strengthening in foreign currency GPB against EUR [member]
Disclosure of detailed information about financial instruments [line items]
Increase Decrease In Foreign Currency Exchange Rate	10.00%
Euro (EUR) [member]
Disclosure of detailed information about financial instruments [line items]
Increase Decrease In Foreign Currency Exchange Rate	10.00%